Hedging activities - Reconciliation of cash flow hedge (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges beginning balance	€ 32	€ 31	€ 104
Net fair value gains/(losses) recognised in OCI	(61)	22	38
Net (gains) reclassified from OCI to income statement	(1)	(10)	(28)
Net (gains)/losses transferred to cost of inventories	9	(13)	(83)
Net losses transferred to goodwill in connection with the Acquisition		2
Reserve of cash flow hedges ending balance	(21)	32	31
Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges beginning balance	52	4	20
Net fair value gains/(losses) recognised in OCI	(56)	41	(26)
Net (gains) reclassified from OCI to income statement	1	0	(1)
Net (gains)/losses transferred to cost of inventories	8	5	11
Net losses transferred to goodwill in connection with the Acquisition		2
Reserve of cash flow hedges ending balance	5	52	4
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges beginning balance	(16)	35	79
Net fair value gains/(losses) recognised in OCI	(18)	(27)	67
Net (gains) reclassified from OCI to income statement	1	(6)	(17)
Net (gains)/losses transferred to cost of inventories	1	(18)	(94)
Net losses transferred to goodwill in connection with the Acquisition		0
Reserve of cash flow hedges ending balance	(32)	(16)	35
Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges beginning balance	(4)	(8)	5
Net fair value gains/(losses) recognised in OCI	13	8	(3)
Net (gains) reclassified from OCI to income statement	(3)	(4)	(10)
Net (gains)/losses transferred to cost of inventories	0	0	0
Net losses transferred to goodwill in connection with the Acquisition		0
Reserve of cash flow hedges ending balance	€ 6	€ (4)	€ (8)